Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Non-distributable reserves	€ 6,727	€ 8,408	€ 8,205
ING Bank
Disclosure of equity [Line Items]
Non-distributable reserves	6,727	8,408	8,205
Other
Disclosure of equity [Line Items]
Non-distributable reserves	€ 0	€ 0	€ 0